Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Large Cap Growth Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.53%
Distribution (12b‑1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses*	0.86%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061
Large Core Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.64%
Distribution (12b‑1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses*	0.91%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120
Mid Cap Growth Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses*	0.96%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178
Mid Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.54%
Distribution (12b‑1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses*	0.83%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025
Mid Core Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	1.05%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283
SMID Cap Growth
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.73%
Distribution (12b‑1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses*	1.03%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259
SMID Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.80%
Distribution (12b‑1) Fees	None
Other Expenses	0.35%
Total Annual Fund Operating Expenses*	1.15%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398
Small Cap Growth Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.69%
Distribution (12b‑1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses*	0.98%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201
Small Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses*	0.99%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213
International Equity Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.76%
Distribution (12b‑1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	1.05%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283
Emerging Markets Equity Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.83%
Distribution (12b‑1) Fees	None
Other Expenses	0.46%
Total Annual Fund Operating Expenses*	1.29%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$131	$409	$708	$1,556

Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Large Cap Growth Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.53%
Distribution (12b‑1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses*	0.86%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Large Cap Growth Fund | Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.53%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	$ 1,061
Large Core Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Large Core Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.64%
Distribution (12b‑1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses*	0.91%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Large Core Value Fund | Large Core Value Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	$ 1,120
Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Mid Cap Growth Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses*	0.96%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Mid Cap Growth Fund | Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[1]
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	$ 1,178
Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Mid Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.54%
Distribution (12b‑1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses*	0.83%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Mid Cap Value Fund | Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.54%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[1]
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	$ 1,025
Mid Core Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Mid Core Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	1.05%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Mid Core Value Fund | Mid Core Value Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	$ 1,283
Smid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
SMID Cap Growth
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.73%
Distribution (12b‑1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses*	1.03%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Smid Cap Growth Fund | Smid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.73%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	$ 1,259
Smid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
SMID Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.80%
Distribution (12b‑1) Fees	None
Other Expenses	0.35%
Total Annual Fund Operating Expenses*	1.15%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Smid Cap Value Fund | Smid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	$ 1,398
Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Small Cap Growth Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.69%
Distribution (12b‑1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses*	0.98%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Small Cap Growth Fund | Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	$ 1,201
Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Small Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses*	0.99%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Small Cap Value Fund | Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[1]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	$ 1,213
International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
International Equity Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.76%
Distribution (12b‑1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	1.05%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
International Equity Fund | International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.76%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	$ 1,283
Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Emerging Markets Equity Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.83%
Distribution (12b‑1) Fees	None
Other Expenses	0.46%
Total Annual Fund Operating Expenses*	1.29%
*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$131	$409	$708	$1,556

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Emerging Markets Equity Fund | Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.83%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[1]
1 Year	rr_ExpenseExampleYear01	$ 131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	$ 1,556

[1]	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.